Loans (Details) - Schedule of maturities of the loan principals - Aug. 31, 2022 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Schedule Of Maturities Of The Loan Principals Abstract
2023	¥ 423,396	$ 61,460
2024
2025
2026
2027
Long-term loan principal	¥ 423,396	$ 61,460